Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of expense recognized in financial statements
				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2016	2017	2018	2018
	N I S			U.S. dollars

Research and development	903	388	119	32
Marketing, general and administrative	358	131	141	38

Total share-based compensation	1,261	519	260	70

Schedule of option plan to employees and directors
	2016		2017		2018
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding at beginning of year	11,806,503	0.75	12,156,503	0.75	11,759,503	0.75
Granted	450,000	0.75	-	-	130,710	0.05
Exercised	-	-	(37,000)	0.49	-	-
Forfeited	(100,000)	0.75	(360,000)	0.81	(340,000)	0.54

Outstanding at end of year	12,156,503	0.75	11,759,503	0.75	11,550,213	0.77

Exercisable at end of year	5,793,501	0.75	8,653,010	0.74	10,979,503	0.78

Schedule of estimated option pricing model using assumptions

	December 31,
	2016	2017	2018

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	82	53	53
Risk-free interest rate (%)	2.1	1.5	2.9
Expected life of share options (years)	8.8	7.8	7.5
Share price (NIS)	0.32	0.45	23.6	*

* ADS – NIS 23.6 ( $6.3)